DWS Government and Agency Securities Portfolio Shareholder Fees	Jul. 28, 2026 USD ($)
DWS Gov and Agcy Money Fund [Member] | DWS Government and Agency Securities Portfolio | DWS Government and Agency Money Fund
Prospectus [Line Items]
Maximum Account Fee	$ 20